ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of December 31, 2024 (Unaudited)

MARKETABLE SECURITIES (33.31%)	Type of Investment	Units / Shares	Cost	Fair Value
EXCHANGE-TRADED FUND (1.21%)
iShares MSCI ACWI ETF[c]	Exchange-traded fund	14,900	$1,834,796	$1,750,750
TOTAL EXCHANGE-TRADED FUND			1,834,796	1,750,750

FOREIGN COLLECTIVE INVESTMENT FUND (2.04%)
GMO Equity Dislocation Investment Fund - Class A	Foreign fund	137,961	3,034,656	2,931,682
TOTAL FOREIGN COLLECTIVE INVESTMENT FUND			3,034,656	2,931,682

MUTUAL FUNDS (30.06%)
American Funds New Perspective Fund F-3	Mutual fund	220,978	14,670,709	13,722,715
DFA Global Equity Portfolio - Institutional Class	Mutual fund	422,085	14,878,508	14,363,562
GMO Quality Fund - Class VI	Mutual fund	466,410	13,859,690	15,204,953
TOTAL MUTUAL FUNDS			43,408,907	43,291,230
TOTAL MARKETABLE SECURITIES			48,278,359	47,973,662

PORTFOLIO FUNDS [a,b] (66.12%)	Investment Strategy				Acquisition Date
PARTNERSHIP INTERESTS (66.12%)
Accolade Partners VII-C, L.P.[d]	Private Equity		1,372,500	1,747,494	12/7/2020
Adams Street Partnership Fund-2008 Non-U.S. Fund, L.P.	Private Equity		-	64,100	1/3/2008
AQR Delphi Long-Short Equity Fund, L.P.	Long/Short		5,500,000	9,823,990	4/1/2020
Black River Capital Partners Fund (Food) L.P.[c]	Private Equity		4,061,851	1,601,510	8/5/2011
Blackstone Life Sciences V L.P.	Private Equity		3,917,939	5,722,655	1/10/2020
Centerbridge Special Credit Partners	Private Credit		-	6,667	10/27/2009
Coatue Qualified Partners, L.P.	Long/Short		3,617,196	8,832,510	11/1/2017
Gavea Investment Fund IV A, L.P.	Private Equity		1,424,075	198,328	7/1/2011
Industry Ventures Secondary X, L.P.	Venture Capital		560,231	744,810	1/2/2024
KEPE Selling Fund II, L.P.[c]	Private Equity		220,445	220,445	11/15/2024
New Mountain Investments III, L.P.[c]	Buyout		208,517	195,603	12/19/2007
New Mountain Investments VII, L.P.	Buyout		1,137,585	990,168	8/29/2024
Oaktree Opportunities Fund X, L.P.	Private Credit		30,900	1,477,167	2/4/2016
Oaktree Opportunities Fund Xb, L.P.[c]	Private Credit		4,974,152	9,981,211	6/18/2018
RA Capital Healthcare Fund, L.P.	Long/Short		6,000,000	11,094,337	2/1/2019
RA Capital Nexus Fund III, L.P.	Private Equity		2,200,000	3,058,850	12/17/2021
Revolution Ventures II, L.P.	Venture Capital		3,713,589	3,230,385	10/24/2013
Stripes V, L.P.	Private Equity		9,642,538	12,445,451	7/7/2021
The Children's Investment Fund L.P.	Long/Short		3,000,000	9,904,835	11/1/2017
Viking Global Opportunities L.P.	Long/Short		10,000,000	13,776,108	1/1/2021
Vintage V, L.P.	Buyout		1,997,758	105,041	8/20/2008
TOTAL PARTNERSHIP INTERESTS			63,579,276	95,221,665
TOTAL PORTFOLIO FUNDS			63,579,276	95,221,665

SHORT-TERM INVESTMENTS (3.28%)	Type of Investment	Principal Amount
UMB Bank, Money Market Special, 0.01%[e]	Bank Deposit	$1,025,882	1,025,882	1,025,882
UMB Bank, Money Market Special II, 4.19%[c,e]	Bank Deposit	3,695,397	3,695,397	3,695,397
TOTAL SHORT-TERM INVESTMENTS			4,721,279	4,721,279

TOTAL INVESTMENTS (102.71%)			$116,578,914	$147,916,606
Liabilities in excess of other assets (-2.71%)				(3,903,325)

TOTAL NET ASSETS (100.00%)				$144,013,281

[a]	Portfolio Funds are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.
[b]	Non-income producing security.
[c]	All or a portion of this investment is made through the wholly owned subsidiary RMCA Subholding, LLC.
[d]	Affiliated investment for which ownership exceeds 5% of the investment's capital.
[e]	The rate is the annualized seven-day yield at period end.

All investments are domiciled in the United States of America, except GMO Equity Dislocation Investment Fund - Class A which is domiciled in Ireland and Gavea Investment Fund IV A, L.P. which is domiciled in Brazil.